Remuneration of the Company's key management personnel - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Remuneration of the Company's key management personnel
Number of options exercised	0	0	6,303
Restricted Stock Units
Remuneration of the Company's key management personnel
Number of instruments granted	361,264	207,481	122,170
Management Board
Remuneration of the Company's key management personnel
Total remuneration	€ 1,564	€ 1,551	€ 852
Supervisory Board
Remuneration of the Company's key management personnel
Total remuneration	€ 0	€ 158	€ 0
Number of instruments granted	199,910	105,260	36,902
Supervisory Board | Restricted Stock Units
Remuneration of the Company's key management personnel
Number of share options expired	39,309	21,413	5,624
Executive Board
Remuneration of the Company's key management personnel
Number of instruments granted	25,000	144,379	196,539
Number of share options expired	58,586	139,027	2,695